Ned Davis Research 360° Dynamic Allocation ETF
Schedule of Investments
June 30, 2026 (Unaudited)
EXCHANGE TRADED FUNDS - 98.5%	Shares	Value
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	20,184	$450,911
iShares Core MSCI EAFE ETF	4,775	461,169
iShares Core MSCI Emerging Markets ETF	6,962	576,732
iShares Core S&P Small-Cap ETF	2,471	366,474
iShares Core U.S. Value ETF	4,188	461,308
SPDR Bloomberg 1-3 Month T-Bill ETF	5,036	461,499
Vanguard Growth ETF	9,099	783,788
Vanguard S&P 500 ETF	1,296	890,106
		4,451,987

TOTAL EXCHANGE TRADED FUNDS (Cost $3,946,697)		4,451,987

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	69,367	69,367

TOTAL SHORT-TERM INVESTMENTS (Cost $69,367)		69,367

TOTAL INVESTMENTS - 100.0% (Cost $4,016,064)		$4,521,354
Liabilities in Excess of Other Assets - 0.0%(b)		(1,685)
TOTAL NET ASSETS - 100.0%		$4,519,669

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	Does not round to 0.1% or (0.1)%, as applicable.